Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information with respect to the relationship between “compensation actually paid” to our NEOs, as calculated in accordance with Item 402(v) of Regulation S-K, during the years ended December 31, 2025, 2024, 2023, 2022 and 2021 and certain measures of Akamai’s financial performance:

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) ($)(7)	Revenue (adjusted for foreign exchange) (millions)(8)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	15,954,172	12,405,175	6,173,737	4,953,935	83	258	452	4,138
2024	15,064,923	1,715,819	5,525,306	948,813	91	208	505	4,033
2023	13,384,975	26,216,684	5,081,479	9,458,077	113	152	548	3,819
2022	11,982,771	3,458,806	4,380,444	1,992,238	80	97	524	3,611
2021	11,951,574	15,731,346	4,290,989	3,045,520	111	135	652	3,340

Company Selected Measure Name	revenue (adjusted for foreign exchange)
Named Executive Officers, Footnote	Dr. Leighton served as our principal executive officer for the entirety of 2025, 2024, 2023, 2022 and 2021. The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Dr. Leighton, who has served as our Chief Executive Officer since 2013) in the “Total” column of the Summary Compensation Table in each applicable year. NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, 2023, 2024 and 2025, Messrs. McGowan, Joseph, Karon and Sundaram; and (ii) for 2021, Dr. Blumofe and Messrs. McGowan, Karon, Ahola and McConnell, who served as our President and General Manager of the Security Technology Group until December 13, 2021.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Information Technology Sector.
PEO Total Compensation Amount	$ 15,954,172	$ 15,064,923	$ 13,384,975	$ 11,982,771	$ 11,951,574
PEO Actually Paid Compensation Amount	$ 12,405,175	1,715,819	26,216,684	3,458,806	15,731,346
Adjustment To PEO Compensation, Footnote
(2)The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Leighton, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Leighton during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Leighton’s total compensation for each year to determine the compensation actually paid:

PEO	2025	2024	2023	2022	2021
Summary Compensation Table (“SCT”) Total	15,954,172	15,064,923	13,384,975	11,982,771	11,951,574
Subtract: grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered fiscal year (“FY”)	(15,954,171)	(15,064,922)	(13,384,974)	(11,982,770)	(11,951,573)
Add: fair values as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY	16,059,626	10,455,199	20,398,512	8,045,760	11,728,701
Add: the change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY	(5,434,677)	(8,781,847)	4,190,798	(4,463,964)	354,691
Add: for awards that are granted and vest in the same FY, the fair value as of the vesting date	2,268,956	1,088,508	2,340,475	929,828	2,104,593
Add: the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior FY) of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	(488,731)	(1,046,042)	(713,102)	(1,052,819)	1,543,360
Subtract: for any awards granted in any prior FY that failed to meet the applicable vesting conditions during the covered FY, the fair value at the end of the prior FY	0	0	0	0	0
Compensation Actually Paid to PEO	12,405,175	1,715,819	26,216,684	3,458,806	15,731,346

Non-PEO NEO Average Total Compensation Amount	$ 6,173,737	5,525,306	5,081,479	4,380,444	4,290,989
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,953,935	948,813	9,458,077	1,992,238	3,045,520
Adjustment to Non-PEO NEO Compensation Footnote
(4)The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Dr. Leighton), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation of the NEOs as a group (other than Dr. Leighton) for each year to determine the compensation actually paid:

Non-PEO NEOs	2025	2024	2023	2022	2021
Average Summary Compensation Table Total	6,173,737	5,525,306	5,081,479	4,380,444	4,290,989
Subtract: average grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY	(5,634,194)	(5,003,517)	(4,564,229)	(3,864,492)	(3,775,373)
Add: average fair value as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY	5,743,998	3,485,302	7,110,263	2,574,199	2,642,420
Add: the average change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY	(1,897,163)	(3,096,499)	1,286,940	(1,161,319)	74,157
Add: for awards that are granted and vest in the same FY, the average fair value as of the vesting date	735,425	342,574	730,130	289,287	686,227
Add: the average change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	(167,869)	(304,353)	(186,506)	(225,881)	387,129
Subtract: for any awards granted in any prior FY that failed to meet the applicable vesting conditions during the covered FY, the average fair value at the end of the prior FY	0	0	0	0	(1,260,029)
Average Compensation Actually Paid to Non-PEO NEOs	4,953,935	948,813	9,458,077	1,992,238	3,045,520

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The following graph shows the relationship between the amount of compensation actually paid to Dr. Leighton and the average amount of compensation actually paid to the Company’s other NEOs as a group (in each case, as computed in accordance with Item 402(v) of Regulation S-K) and the Company’s cumulative TSR over the five years presented in the Pay Versus Performance table as well as the Company’s peer group TSR over the five years presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following graph shows the relationship between the amount of compensation actually paid to Dr. Leighton and the average amount of compensation actually paid to the Company’s other NEOs as a group (in each case, as computed in accordance with Item 402(v) of Regulation S-K) and the Company’s net income over the five years presented in the Pay Versus Performance table. The Company does not use net income as a performance measure in its executive compensation program.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Revenue (adjusted for foreign exchange)
The following graph shows the relationship between the amount of compensation actually paid to Dr. Leighton and the average amount of compensation actually paid to the Company’s other NEOs as a group (in each case, as computed in accordance with Item 402(v) of Regulation S-K) and the Company’s revenue (adjusted for foreign exchange) over the five years presented in the Pay Versus Performance table.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Cumulative TSR
The following graph shows the relationship between the amount of compensation actually paid to Dr. Leighton and the average amount of compensation actually paid to the Company’s other NEOs as a group (in each case, as computed in accordance with Item 402(v) of Regulation S-K) and the Company’s cumulative TSR over the five years presented in the Pay Versus Performance table as well as the Company’s peer group TSR over the five years presented in the Pay Versus Performance table.

Tabular List, Table
Financial Performance Measures
The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase long-term value of the Company for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid (as computed in accordance with Item 402(v) of Regulation S-K) to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•Revenue (adjusted for foreign exchange);
•Non-GAAP earnings per share; and
	•Non-GAAP operating income.
Total Shareholder Return Amount	$ 83	91	113	80	111
Peer Group Total Shareholder Return Amount	258	208	152	97	135
Net Income (Loss)	$ 452,000,000	$ 505,000,000	$ 548,000,000	$ 524,000,000	$ 652,000,000
Company Selected Measure Amount	4,138	4,033	3,819	3,611	3,340
PEO Name	Dr. Leighton
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends were paid by the Company during 2021, 2022, 2023, 2024 or 2025. The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)The dollar amounts reported represent the amount of revenue (adjusted for foreign exchange), which is defined as revenue calculated in accordance with GAAP, adjusted for the impact of fluctuations in foreign exchange rates and other non-recurring or unusual items that may arise from time to time. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that revenue, as adjusted for foreign exchange, is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure that is not otherwise required to be disclosed in the Pay Versus Performance table used by the Company to link compensation actually paid to the Company’s NEOs (as computed in accordance with Item 402(v) of Regulation S-K), for the most recently completed fiscal year, to Company performance. The Company utilizes revenue, as adjusted for foreign exchange, as a performance metric in the Company’s short-term incentive compensation program, as well as for the PRSUs that are awarded to the NEOs.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue (adjusted for foreign exchange)
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP earnings per share
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP operating income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,954,171)	$ (15,064,922)	$ (13,384,974)	$ (11,982,770)	$ (11,951,573)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,059,626	10,455,199	20,398,512	8,045,760	11,728,701
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,434,677)	(8,781,847)	4,190,798	(4,463,964)	354,691
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,268,956	1,088,508	2,340,475	929,828	2,104,593
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(488,731)	(1,046,042)	(713,102)	(1,052,819)	1,543,360
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,634,194)	(5,003,517)	(4,564,229)	(3,864,492)	(3,775,373)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,743,998	3,485,302	7,110,263	2,574,199	2,642,420
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,897,163)	(3,096,499)	1,286,940	(1,161,319)	74,157
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	735,425	342,574	730,130	289,287	686,227
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(167,869)	(304,353)	(186,506)	(225,881)	387,129
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ (1,260,029)